UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Integrated U.S. Small-Mid Cap Core Equity Fund

Investor Class (TQSMX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class	$44	0.87%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$733,223
Number of Portfolio Holdings	327

Portfolio Turnover Rate	24.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	21.5%
Financials	16.5
Information Technology	16.4
Health Care	14.3
Consumer Discretionary	10.3
Real Estate	5.5
Energy	4.6
Materials	3.8
Utilities	2.0
Other	5.1

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare	0.9%
Webster Financial	0.9
Popular	0.8
Axis Capital Holdings	0.8
TechnipFMC	0.8
RenaissanceRe Holdings	0.8
Nutanix	0.8
Equitable Holdings	0.8
Belden	0.8
Textron	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F202-053 8/25

Integrated U.S. Small-Mid Cap Core Equity Fund

Investor Class (TQSMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Integrated U.S. Small-Mid Cap Core Equity Fund

Advisor Class (TQSAX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - Advisor Class	$57	1.14%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$733,223
Number of Portfolio Holdings	327

Portfolio Turnover Rate	24.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	21.5%
Financials	16.5
Information Technology	16.4
Health Care	14.3
Consumer Discretionary	10.3
Real Estate	5.5
Energy	4.6
Materials	3.8
Utilities	2.0
Other	5.1

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare	0.9%
Webster Financial	0.9
Popular	0.8
Axis Capital Holdings	0.8
TechnipFMC	0.8
RenaissanceRe Holdings	0.8
Nutanix	0.8
Equitable Holdings	0.8
Belden	0.8
Textron	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F220-053 8/25

Integrated U.S. Small-Mid Cap Core Equity Fund

Advisor Class (TQSAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Integrated U.S. Small-Mid Cap Core Equity Fund

I Class (TQSIX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Mid Cap Core Equity Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	$35	0.69%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$733,223
Number of Portfolio Holdings	327

Portfolio Turnover Rate	24.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	21.5%
Financials	16.5
Information Technology	16.4
Health Care	14.3
Consumer Discretionary	10.3
Real Estate	5.5
Energy	4.6
Materials	3.8
Utilities	2.0
Other	5.1

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare	0.9%
Webster Financial	0.9
Popular	0.8
Axis Capital Holdings	0.8
TechnipFMC	0.8
RenaissanceRe Holdings	0.8
Nutanix	0.8
Equitable Holdings	0.8
Belden	0.8
Textron	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F571-053 8/25

Integrated U.S. Small-Mid Cap Core Equity Fund

I Class (TQSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TQSMX Integrated U.S. Small-
Mid Cap Core Equity
Fund
TQSAX Integrated U.S. Small-
Mid Cap Core Equity
Fund–
.
Advisor Class
TQSIX Integrated U.S. Small-
Mid Cap Core Equity
Fund–
.
I Class

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 22.62 $ 20.63 $ 17.56 $ 21.39 $ 17.81 $ 16.08
Investment
activities
Net investment
income
(1)(2)
0.07 0.15 0.13 0.11 0.02 0.13
Net realized and
unrealized gain/
loss 0.43 3.31 3.64 (2.87) 3.86 1.75
Total from
investment
activities 0.50 3.46 3.77 (2.76) 3.88 1.88
Distributions
Net investment
income — (0.14) (0.11) (0.09) (0.06) (0.06)
Net realized gain — (1.33) (0.59) (0.98) (0.24) (0.09)
Total distributions — (1.47) (0.70) (1.07) (0.30) (0.15)
NET ASSET
VALUE
End of period $ 23.12 $ 22.62 $ 20.63 $ 17.56 $ 21.39 $ 17.81

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
2.21% 16.40% 21.61% (13.10)% 21.86% 11.69%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.91%
(4)
0.90% 0.96% 1.02% 0.98% 1.07%
Net expenses
after waivers/
payments by
Price Associates 0.87%
(4)
0.87% 0.87% 0.87% 0.87% 0.87%
Net investment
income 0.64%
(4)
0.64% 0.68% 0.57% 0.11% 0.85%
Portfolio turnover
rate 24.5% 52.6% 57.1% 50.2% 14.5% 31.1%
Net assets, end
of period (in
thousands) $322,793 $290,439 $178,603 $125,701 $177,412 $107,343
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 22.62 $ 20.65 $ 17.52 $ 21.38 $ 17.79 $ 16.06
Investment
activities
Net investment
income (loss)
(1)(2)
0.04 0.08 0.07 0.06 (0.03) 0.07
Net realized and
unrealized gain/
loss 0.43 3.31 3.65 (2.89) 3.86 1.76
Total from
investment
activities 0.47 3.39 3.72 (2.83) 3.83 1.83
Distributions
Net investment
income — (0.09) — (0.05) — (0.01)
Net realized gain — (1.33) (0.59) (0.98) (0.24) (0.09)
Total distributions — (1.42) (0.59) (1.03) (0.24) (0.10)
NET ASSET
VALUE
End of period $ 23.09 $ 22.62 $ 20.65 $ 17.52 $ 21.38 $ 17.79

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
2.08% 16.06% 21.33% (13.40)% 21.59% 11.38%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.36%
(4)
1.41% 1.28% 1.36% 1.49% 1.58%
Net expenses
after waivers/
payments by
Price Associates 1.14%
(4)
1.14% 1.14% 1.14% 1.14% 1.14%
Net investment
income (loss) 0.38%
(4)
0.34% 0.39% 0.31% (0.14)% 0.45%
Portfolio turnover
rate 24.5% 52.6% 57.1% 50.2% 14.5% 31.1%
Net assets, end
of period (in
thousands) $876 $826 $374 $355 $496 $689
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 22.70 $ 20.69 $ 17.60 $ 21.47 $ 17.87 $ 16.10
Investment
activities
Net investment
income
(1)(2)
0.09 0.19 0.17 0.15 0.07 0.18
Net realized and
unrealized gain/
loss 0.44 3.32 3.66 (2.90) 3.87 1.74
Total from
investment
activities 0.53 3.51 3.83 (2.75) 3.94 1.92
Distributions
Net investment
income — (0.17) (0.15) (0.14) (0.10) (0.06)
Net realized gain — (1.33) (0.59) (0.98) (0.24) (0.09)
Total distributions — (1.50) (0.74) (1.12) (0.34) (0.15)
NET ASSET
VALUE
End of period $ 23.23 $ 22.70 $ 20.69 $ 17.60 $ 21.47 $ 17.87

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
2.33% 16.61% 21.87% (12.99)% 22.14% 11.92%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.72%
(4)
0.71% 0.74% 0.77% 0.80% 0.89%
Net expenses
after waivers/
payments by
Price Associates 0.69%
(4)
0.68% 0.69% 0.68% 0.68% 0.68%
Net investment
income 0.83%
(4)
0.83% 0.87% 0.82% 0.34% 1.23%
Portfolio turnover
rate 24.5% 52.6% 57.1% 50.2% 14.5% 31.1%
Net assets, end
of period (in
thousands) $409,554 $447,345 $277,599 $185,340 $74,737 $39,674
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.3%
COMMUNICATION SERVICES  1.7%
Diversified Telecommunication Services  0.2%
GCI Liberty, Class A, EC (1)(2) 7,281 —
Iridium Communications  50,179 1,514
1,514
Entertainment  0.1%
Playtika Holding  122,539 580
580
Media  0.9%
Gambling.com Group (2) 156,547 1,861
Liberty Broadband, Class C (2) 20,989 2,065
Nexstar Media Group  13,864 2,398
6,324
Wireless Telecommunication Services  0.5%
Millicom International Cellular  88,035 3,299
3,299
Total Communication Services 11,717
CONSUMER DISCRETIONARY  10.3%
Automobile Components  1.0%
Autoliv  15,649 1,751
Dorman Products (2) 17,922 2,198
Modine Manufacturing (2) 10,853 1,069
Phinia  49,955 2,223
7,241
Diversified Consumer Services  3.7%
Adtalem Global Education (2) 22,902 2,914
Carriage Services  55,906 2,557
Duolingo (2) 7,554 3,097
Frontdoor (2) 49,183 2,899
Grand Canyon Education (2) 12,906 2,439
H&R Block  52,115 2,861
Laureate Education (2) 78,419 1,833
Perdoceo Education  61,156 1,999
Service Corp. International  45,916 3,738
Stride (2) 18,754 2,723
27,060
Hotels, Restaurants & Leisure  2.5%
Boyd Gaming  36,271 2,838

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Domino's Pizza  3,926 1,769
Monarch Casino & Resort  27,620 2,387
Planet Fitness, Class A (2) 36,909 4,025
Texas Roadhouse  3,328 624
Travel + Leisure  46,178 2,383
Wingstop  6,754 2,274
Wynn Resorts  23,900 2,239
18,539
Household Durables  0.5%
PulteGroup  13,810 1,457
Toll Brothers  22,451 2,562
4,019
Specialty Retail  1.3%
Bath & Body Works  125,395 3,757
Burlington Stores (2) 4,502 1,047
Carvana (2) 4,477 1,509
Ulta Beauty (2) 7,360 3,443
9,756
Textiles, Apparel & Luxury Goods  1.3%
Crocs (2) 21,075 2,134
Deckers Outdoor (2) 17,718 1,826
Kontoor Brands  32,130 2,120
PVH  25,946 1,780
Ralph Lauren  6,211 1,704
9,564
Total Consumer Discretionary 76,179
CONSUMER STAPLES  1.7%
Beverages  0.4%
Coca-Cola Consolidated  14,559 1,626
Molson Coors Beverage, Class B  25,830 1,242
2,868
Food Products  1.0%
Dole  108,299 1,515
Ingredion  18,990 2,575
Nomad Foods  97,504 1,657
Post Holdings (2) 15,671 1,709
7,456

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products  0.3%
Central Garden & Pet, Class A (2) 64,494 2,018
2,018
Total Consumer Staples 12,342
ENERGY  4.6%
Energy Equipment & Services  1.7%
Liberty Energy  66,002 758
Patterson-UTI Energy  253,906 1,505
TechnipFMC  174,121 5,997
Weatherford International  76,049 3,826
12,086
Oil, Gas & Consumable Fuels  2.9%
Expand Energy  11,801 1,380
HF Sinclair  79,453 3,264
Matador Resources  31,370 1,497
Ovintiv  37,394 1,423
Permian Resources  342,546 4,665
Range Resources  111,053 4,517
Viper Energy  66,113 2,521
World Kinect  65,801 1,865
21,132
Total Energy 33,218
FINANCIALS  16.5%
Banks  6.6%
Amalgamated Financial  72,770 2,271
Bancorp (2) 33,490 1,908
Columbia Banking System  118,873 2,779
Credicorp  14,881 3,326
East West Bancorp  22,459 2,268
First BanCorp Puerto Rico  172,964 3,603
Hancock Whitney  52,408 3,008
Hanmi Financial  49,348 1,218
Huntington Bancshares  237,731 3,984
Metropolitan Bank Holding (2) 20,060 1,404
OceanFirst Financial  83,298 1,467
OFG Bancorp  29,309 1,255
Popular  55,824 6,152
Preferred Bank  22,835 1,976
UMB Financial  16,263 1,710
Webster Financial  115,571 6,310

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Western Alliance Bancorp  50,199 3,915
48,554
Capital Markets  1.7%
Affiliated Managers Group  15,430 3,036
Donnelley Financial Solutions (2) 23,812 1,468
Lazard  27,712 1,330
StoneX Group (2) 47,219 4,303
TPG  22,061 1,157
Virtus Investment Partners  7,216 1,309
12,603
Consumer Finance  0.7%
Enova International (2) 10,515 1,173
FirstCash Holdings  18,283 2,471
OneMain Holdings  28,183 1,606
5,250
Financial Services  3.4%
Corebridge Financial  145,692 5,172
Corpay (2) 13,337 4,425
Equitable Holdings  105,151 5,899
Mr. Cooper Group (2) 7,015 1,047
Payoneer Global (2) 551,215 3,776
Voya Financial  67,053 4,761
25,080
Insurance  3.8%
Assurant  11,220 2,216
Axis Capital Holdings  58,171 6,039
Everest Group  6,669 2,266
Hanover Insurance Group  17,122 2,909
Old Republic International  80,829 3,107
RenaissanceRe Holdings  24,609 5,978
Skyward Specialty Insurance Group (2) 55,689 3,218
Unum Group  25,487 2,058
27,791
Mortgage Real Estate Investment Trusts  0.3%
Rithm Capital, REIT  204,918 2,313
2,313
Total Financials 121,591
HEALTH CARE  14.3%
Biotechnology  6.0%
Agios Pharmaceuticals (2) 12,097 402

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Akero Therapeutics (2) 28,264 1,508
Alkermes (2) 42,517 1,216
Argenx, ADR (2) 1,561 860
Ascendis Pharma, ADR (2) 7,956 1,373
Avidity Biosciences (2) 49,367 1,402
Beam Therapeutics (2)(3) 36,259 617
Bicara Therapeutics (2) 15,980 148
Biohaven (2) 25,215 356
Bridgebio Pharma (2) 21,736 939
Caris Life Sciences (2) 12,049 322
Celldex Therapeutics (2) 42,702 869
Centessa Pharmaceuticals, ADR (2) 26,150 344
CG oncology (2) 12,490 325
Crinetics Pharmaceuticals (2) 44,003 1,266
Cytokinetics (2) 25,938 857
Denali Therapeutics (2) 63,370 887
Disc Medicine (2) 17,019 901
Dyne Therapeutics (2) 19,359 184
Exact Sciences (2) 49,959 2,655
Halozyme Therapeutics (2) 18,933 985
Insmed (2) 40,821 4,108
Ionis Pharmaceuticals (2) 30,880 1,220
Janux Therapeutics (2) 12,385 286
Kymera Therapeutics (2) 29,726 1,297
Madrigal Pharmaceuticals (2) 4,024 1,218
Merus (2) 16,882 888
Mirum Pharmaceuticals (2) 10,140 516
MoonLake Immunotherapeutics (2) 14,610 690
Natera (2) 14,642 2,474
Neurocrine Biosciences (2) 17,928 2,253
Nurix Therapeutics (2) 38,383 437
Nuvalent, Class A (2) 17,664 1,348
Praxis Precision Medicines (2) 20,691 870
Replimune Group (2) 88,674 824
Revolution Medicines (2) 23,095 850
Rhythm Pharmaceuticals (2) 11,828 747
Sarepta Therapeutics (2) 7,433 127
Scholar Rock Holding (2) 40,231 1,425
Soleno Therapeutics (2) 14,603 1,223
Ultragenyx Pharmaceutical (2) 32,330 1,176
Vaxcyte (2) 20,671 672
Vera Therapeutics (2) 19,876 468
Viridian Therapeutics (2) 19,600 274

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Xencor (2) 38,353 301
44,108
Health Care Equipment & Supplies  1.7%
Globus Medical, Class A (2) 17,891 1,056
Lantheus Holdings (2) 25,020 2,048
Penumbra (2) 14,698 3,772
STERIS  6,326 1,520
UFP Technologies (2) 5,683 1,387
Zimmer Biomet Holdings  31,320 2,857
12,640
Health Care Providers & Services  3.7%
BrightSpring Health Services (2) 85,285 2,012
DaVita (2) 5,185 739
Encompass Health  43,678 5,356
Molina Healthcare (2) 9,155 2,727
Option Care Health (2) 46,197 1,501
Quest Diagnostics  23,579 4,236
Select Medical Holdings  142,444 2,162
Tenet Healthcare (2) 36,252 6,380
Universal Health Services, Class B  9,950 1,802
26,915
Health Care Technology  0.4%
Doximity, Class A (2) 16,287 999
GoodRx Holdings, Class A (2)(3) 234,894 1,170
Waystar Holding (2) 18,678 763
2,932
Life Sciences Tools & Services  1.2%
ICON (2) 18,303 2,662
Medpace Holdings (2) 3,543 1,112
Repligen (2) 13,588 1,690
Revvity  33,206 3,212
8,676
Pharmaceuticals  1.3%
Axsome Therapeutics (2) 4,160 434
Perrigo  116,407 3,111
Prestige Consumer Healthcare (2) 22,404 1,789
Viatris  460,475 4,112
WaVe Life Sciences (2) 42,344 275
9,721
Total Health Care 104,992

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  21.5%
Aerospace & Defense  2.3%
Curtiss-Wright  6,683 3,265
Hexcel  33,758 1,907
Howmet Aerospace  9,652 1,797
Karman Holdings (2) 51,309 2,584
Textron  73,387 5,892
V2X (2) 26,152 1,270
16,715
Building Products  0.5%
Allegion  9,980 1,439
Owens Corning  17,796 2,447
3,886
Commercial Services & Supplies  0.8%
Brady, Class A  26,141 1,777
Brink's  29,066 2,595
CoreCivic (2) 56,074 1,182
5,554
Construction & Engineering  4.2%
AECOM  31,963 3,607
API Group (2) 86,940 4,438
Argan  6,400 1,411
Comfort Systems USA  10,650 5,711
EMCOR Group  9,851 5,269
Primoris Services  38,291 2,984
Sterling Infrastructure (2) 12,627 2,914
Tutor Perini (2) 40,109 1,876
Valmont Industries  8,944 2,921
31,131
Electrical Equipment  1.8%
Acuity  10,158 3,031
EnerSys  20,210 1,733
Hubbell  4,626 1,889
Sensata Technologies Holding  145,096 4,369
Thermon Group Holdings (2) 81,653 2,293
13,315
Ground Transportation  0.8%
JB Hunt Transport Services  13,839 1,987
Saia (2) 5,218 1,430
TFI International  28,686 2,572
5,989

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery  5.4%
AGCO  21,996 2,269
Alamo Group  9,270 2,025
Allison Transmission Holdings  17,974 1,707
Atmus Filtration Technologies  70,030 2,551
Blue Bird (2) 45,304 1,955
Esab  19,534 2,355
Gates Industrial (2) 123,405 2,842
IDEX  17,926 3,147
Middleby (2) 39,585 5,700
Mueller Industries  40,100 3,187
Mueller Water Products, Class A  61,949 1,489
RBC Bearings (2) 6,283 2,418
Stanley Black & Decker  44,370 3,006
Timken  23,837 1,729
Toro  42,976 3,038
39,418
Passenger Airlines  0.2%
Sun Country Airlines Holdings (2) 137,440 1,615
1,615
Professional Services  4.0%
Barrett Business Services  31,337 1,306
Booz Allen Hamilton Holding  19,647 2,046
CSG Systems International  35,420 2,313
Genpact  60,417 2,659
Huron Consulting Group (2) 8,586 1,181
Korn Ferry  38,161 2,798
Leidos Holdings  25,379 4,004
Paylocity Holding (2) 11,088 2,009
SS&C Technologies Holdings  41,969 3,475
Upwork (2) 253,921 3,413
Verra Mobility (2) 105,987 2,691
WNS Holdings (2) 24,786 1,568
29,463
Trading Companies & Distributors  1.5%
Applied Industrial Technologies  13,040 3,031
DNOW (2) 136,200 2,020
Karat Packaging  62,430 1,758
SiteOne Landscape Supply (2) 14,489 1,752

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
WESCO International  11,381 2,108
10,669
Total Industrials & Business Services 157,755
INFORMATION TECHNOLOGY  16.4%
Communications Equipment  0.3%
F5 (2) 6,421 1,890
1,890
Electronic Equipment, Instruments & Components  4.5%
Bel Fuse, Class B (3) 16,418 1,604
Belden  50,933 5,898
ePlus (2) 29,765 2,146
Fabrinet (2) 10,556 3,111
Flex (2) 81,493 4,068
Itron (2) 11,080 1,459
Jabil  26,132 5,699
TD SYNNEX  13,665 1,854
Teledyne Technologies (2) 9,566 4,901
Vontier  40,060 1,478
Zebra Technologies, Class A (2) 3,473 1,071
33,289
IT Services  1.1%
Amdocs  21,913 2,000
ASGN (2) 15,166 757
GoDaddy, Class A (2) 20,539 3,698
Okta (2) 12,415 1,241
7,696
Semiconductors & Semiconductor Equipment  2.6%
Cirrus Logic (2) 15,322 1,597
Entegris  29,323 2,365
First Solar (2) 8,826 1,461
Lattice Semiconductor (2) 39,565 1,938
MACOM Technology Solutions Holdings (2) 6,775 971
MKS  41,964 4,170
Penguin Solutions (2) 53,139 1,053
Rambus (2) 69,298 4,436
Synaptics (2) 16,459 1,067
19,058
Software  7.9%
A10 Networks  118,482 2,293
ACI Worldwide (2) 50,899 2,337
Alarm.com Holdings (2) 39,530 2,236

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Appfolio, Class A (2) 3,108 716
BILL Holdings (2) 59,081 2,733
Blackbaud (2) 17,957 1,153
Box, Class A (2) 21,269 727
CCC Intelligent Solutions Holdings (2) 240,234 2,261
Circle Internet Group (2)(3) 5,078 920
Clearwater Analytics Holdings, Class A (2) 80,443 1,764
Commvault Systems (2) 8,918 1,555
CyberArk Software (2) 4,731 1,925
Descartes Systems Group (2) 31,742 3,226
Docusign (2) 17,780 1,385
Dolby Laboratories, Class A  15,627 1,160
Dynatrace (2) 63,537 3,508
Freshworks, Class A (2) 36,470 544
Gen Digital  119,311 3,508
InterDigital  22,713 5,093
Manhattan Associates (2) 9,887 1,952
Monday.com (2) 5,998 1,886
Nutanix, Class A (2) 77,767 5,944
Progress Software  37,850 2,416
PTC (2) 23,788 4,100
Sapiens International  48,980 1,433
Teradata (2) 41,615 928
57,703
Total Information Technology 119,636
MATERIALS  3.8%
Chemicals  1.0%
Axalta Coating Systems (2) 73,564 2,184
CF Industries Holdings  16,383 1,507
Element Solutions  31,990 725
RPM International  29,718 3,264
7,680
Construction Materials  0.2%
Knife River (2) 15,830 1,292
1,292
Containers & Packaging  0.5%
Crown Holdings  33,938 3,495
3,495
Metals & Mining  2.1%
Alamos Gold, Class A  49,924 1,326
Carpenter Technology  12,290 3,397

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Reliance  18,257 5,731
Steel Dynamics  25,135 3,217
Warrior Met Coal  42,350 1,941
15,612
Total Materials 28,079
REAL ESTATE  5.5%
Health Care Real Estate Investment Trusts  0.0%
Alexandria Real Estate Equities, REIT  3,561 259
259
Hotel & Resort Real Estate Investment Trusts  0.4%
Apple Hospitality REIT, REIT  186,984 2,182
Park Hotels & Resorts, REIT  98,575 1,008
3,190
Industrial Real Estate Investment Trusts  0.4%
Rexford Industrial Realty, REIT  84,940 3,021
3,021
Office Real Estate Investment Trusts  0.8%
Douglas Emmett, REIT  88,685 1,334
Kilroy Realty, REIT  29,322 1,006
Vornado Realty Trust, REIT  84,103 3,216
5,556
Residential Real Estate Investment Trusts  1.1%
American Homes 4 Rent, Class A, REIT  39,017 1,407
Camden Property Trust, REIT  3,005 339
Equity LifeStyle Properties, REIT  22,430 1,383
Essex Property Trust, REIT  7,464 2,115
Sun Communities, REIT  20,436 2,585
7,829
Retail Real Estate Investment Trusts  0.9%
Brixmor Property Group, REIT  99,949 2,603
Federal Realty Investment Trust, REIT  3,636 345
Kimco Realty, REIT  51,261 1,078
Regency Centers, REIT  26,020 1,853
Saul Centers, REIT  22,447 766
6,645
Specialized Real Estate Investment Trusts  1.9%
CubeSmart, REIT  70,946 3,015
EPR Properties, REIT  15,013 875
Gaming & Leisure Properties, REIT  68,078 3,178
Lamar Advertising, Class A, REIT  38,368 4,656

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Smartstop Self Storage REIT  53,955 1,955
13,679
Total Real Estate 40,179
UTILITIES  2.0%
Electric Utilities  0.6%
Evergy  15,768 1,087
NRG Energy  7,026 1,128
Portland General Electric  46,146 1,875
4,090
Gas Utilities  0.7%
National Fuel Gas  36,775 3,115
UGI  62,915 2,292
5,407
Independent Power & Renewable Electricity
Producers  0.2%
Clearway Energy, Class C  38,896 1,245
1,245
Multi-Utilities  0.5%
NiSource  40,076 1,617
Northwestern Energy Group  39,756 2,039
3,656
Total Utilities 14,398
Total Common Stocks (Cost $630,145) 720,086
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 1,687,004 1,687
Total Short-Term Investments (Cost $1,687) 1,687

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.37% (4)(5) 1,735,591 1,736
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,736
Total Securities Lending Collateral (Cost $1,736) 1,736
Total Investments in Securities
98.7% of Net Assets
(Cost $633,568) $ 723,509
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) See Note 4. All or a portion of this security is on loan at June 30, 2025.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 112++
Totals $ —# $ — $ 112+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 6,256  ¤  ¤ $ 3,423
Total $ 3,423^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $112 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,423.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $633,568) $ 723,509
Receivable for shares sold 8,009
Receivable for investment securities sold 2,507
Cash 1,622
Dividends receivable 593
Other assets 70
Total assets 736,310
Liabilities
Obligation to return securities lending collateral 1,736
Payable for shares redeemed 849
Investment management fees payable 372
Due to affiliates 15
Payable to directors 1
Other liabilities 114
Total liabilities 3,087
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 733,223

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 117,826
Paid-in capital applicable to 31,630,438 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 615,397
NET ASSETS $ 733,223
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $322,793; Shares outstanding: 13,960,039) $ 23.12
Advisor Class
(Net assets: $876; Shares outstanding: 37,912) $ 23.09
I Class
(Net assets: $409,554; Shares outstanding: 17,632,487) $ 23.23

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $50) $ 5,494
Securities lending 5
Other 1
Total income 5,500
Expenses
Investment management 2,305
Shareholder servicing
Investor Class $ 314
Advisor Class 1
I Class 45 360
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 12
I Class 5 17
Custody and accounting 116
Registration 73
Legal and audit 22
Directors 1
Miscellaneous 10
Waived / paid by Price Associates (131)
Total expenses 2,774
Net investment income 2,726

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 24,220
Futures (185)
Foreign currency transactions 1
Net realized gain 24,036
Change in net unrealized gain / loss on securities (15,537)
Net realized and unrealized gain / loss 8,499
INCREASE IN NET ASSETS FROM OPERATIONS $ 11,225

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,726 $ 4,519
Net realized gain 24,036 47,526
Change in net unrealized gain / loss (15,537) 31,704
Increase in net assets from operations 11,225 83,749
Distributions to shareholders
Net earnings
Investor Class – (17,573)
Advisor Class – (50)
I Class – (27,057)
Decrease in net assets from distributions – (44,680)
Capital share transactions
*
Shares sold
Investor Class 207,924 179,535
Advisor Class 75 509
I Class 132,502 201,910
Distributions reinvested
Investor Class – 16,966
Advisor Class – 50
I Class – 25,429
Shares redeemed
Investor Class (180,546) (99,684)
Advisor Class (46) (137)
I Class (176,521) (81,613)
Increase (decrease) in net assets from capital
share transactions (16,612) 242,965

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase (decrease) during period (5,387) 282,034
Beginning of period 738,610 456,576
End of period $ 733,223 $ 738,610
*Share information (000s)
Shares sold
Investor Class 9,397 7,821
Advisor Class 3 22
I Class 5,927 8,787
Distributions reinvested
Investor Class – 713
Advisor Class – 2
I Class – 1,065
Shares redeemed
Investor Class (8,279) (4,351)
Advisor Class (2) (5)
I Class (8,005) (3,559)
Increase (decrease) in shares outstanding (959) 10,495

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated U.S. Small-
Mid Cap Core Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the Integrated U.S.
Small-Mid Cap Core Equity Fund (Investor Class), the Integrated U.S. Small-
Mid Cap Core Equity Fund–Advisor Class (Advisor Class) and the Integrated
U.S. Small-Mid Cap Core Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the fund realized $33,694,000 of net gain on
$107,847,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 720,086 $ — $ — $ 720,086
Short-Term Investments 1,687 — — 1,687
Securities Lending Collateral 1,736 — — 1,736
Total $ 723,509 $ — $ — $ 723,509

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30,
2025, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (185)
Total $ (185)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $1,712,000; the value of cash collateral and related investments was $1,736,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $264,187,000 and
$176,815,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $634,245,000. Net unrealized gain aggregated
$89,264,000 at period-end, of which $128,633,000 related to appreciated investments and $39,369,000 related to depreciated investments.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $711,000 remain subject to repayment by the fund at June 30, 2025. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.87% 1.14% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $(59) $(1) $(71)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $171,000 for T. Rowe Price Services,
Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, approximately 10% of the I Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for small-cap growth funds indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class
Expense Group), the fund’s actual management fee rate ranked in the first quintile
(Investor Class Expense Group, Advisor Class Expense Group, and Expense
Universe), and the fund’s total expenses ranked in the second quintile (Investor
Class Expense Group) and first quintile (Advisor Class Expense Group and
Expense Universe). At the Adviser’s request, Broadridge also compared the fund against other relevant mid-cap core funds. The information provided to the Board for mid-cap core funds indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group, Advisor Class
Expense Group, and Expense Universe), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F202-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025